`              UNITED STATES
                           SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C.  20549

                                           FORM 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatment.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report

Name:    Chas. P. Smith & Associates, PA, CPA's
Address: 1509 South Florida Avenue
         Lakeland, FL 33803

13F File Number:      28-6224

The institutional investment manager filing this report and the person by whom it is signed hereby represents that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Chas. P. Smith
Title:    President
Phone:    863-688-1725
Signature, Place, and Date of Signing

Chas. P. Smith,   Lakeland, Florida,     April 30, 2008

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY
THE SECURITIES AND EXCHANGE ACT OF 1934.

                                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:		59

Form 13F Information Table Value Total:		224735

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp New                  COM              00206R102      648    16913 SH       SOLE                                      16913
Allegheny Technologies Inc     COM              01741R102      355     4976 SH       SOLE                                       4976
Amgen Inc                      COM              031162100     2123    50818 SH       SOLE                                      50818
Anadarko Pete Corp Com         COM              032511107      258     4095 SH       SOLE                                       4095
Anheuser Busch                 COM              035229103     4469    94178 SH       SOLE                                      94178
BP Amoco P L C Sponsored Adr   COM              055622104     1418    23384 SH       SOLE                                      23384
Bank Of America Corp New       COM              060505104      597    15740 SH       SOLE                                      15740
Berkshire Hathaway Inc Del Cl  COM              084670108     3869       29 SH       SOLE                                         29
Berkshire Hathaway Inc Del Cl  COM              084670207    18768     4196 SH       SOLE                                       4196
Burlington Nrthn Santa         COM              12189T104      221     2400 SH       SOLE                                       2400
Cdt Ventures Inc Com           COM              125128108        0    20000 SH       SOLE                                      20000
Chemical Finl Corp Com         COM              163731102      204     8565 SH       SOLE                                       8565
ChevronTexaco Corp Com         COM              166764100    11654   136532 SH       SOLE                                     136532
Cisco Sys Inc                  COM              17275R102     5149   213727 SH       SOLE                                     213727
Coca-Cola                      COM              191216100     3320    54535 SH       SOLE                                      54535
Colgate Palmolive              COM              194162103      233     2996 SH       SOLE                                       2996
Colonial Bancorp Inc Com       COM              195493309      242    25130 SH       SOLE                                      25130
ConocoPhillips Com             COM              20825C104     8596   112798 SH       SOLE                                     112798
Csx Corp Com                   COM              126408103      431     7680 SH       SOLE                                       7680
Dell Computer                  COM              24702R101     2193   110087 SH       SOLE                                     110087
Dow Chem Co                    COM              260543103      203     5500 SH       SOLE                                       5500
Du Pont E I De Nemours Com     COM              263534109      281     6011 SH       SOLE                                       6011
Exxon Mobil Corp Com           COM              30231G102    21848   258316 SH       SOLE                                     258316
FPL Group Inc.                 COM              302571104      205     3268 SH       SOLE                                       3268
Fuelnation Inc Com New         COM              359528205        1    10000 SH       SOLE                                      10000
General Electric Co            COM              369604103     7338   198266 SH       SOLE                                     198266
Global Crossing                COM              G3921A100        0    13195 SH       SOLE                                      13195
Hershey Foods Corp Com         COM              427866108      244     6465 SH       SOLE                                       6465
Home Depot                     COM              437076102     3569   127589 SH       SOLE                                     127589
International Pwr Grou Com     COM              46018A100        2    11525 SH       SOLE                                      11525
Johnson & Johnson              COM              478160104     9631   148459 SH       SOLE                                     148459
Kinder Morgan Mgmt Llc Shs     COM              49455U100      851    16688 SH       SOLE                                      16688
Lowes Cos Inc Com              COM              548661107     1405    61238 SH       SOLE                                      61238
Microsoft                      COM              594918104     4378   154247 SH       SOLE                                     154247
Nokia Corp Sponsored Adr       COM              654902204     5091   159946 SH       SOLE                                     159946
Oracle Corp Com                COM              68389X105     4835   247167 SH       SOLE                                     247167
Pepsico                        COM              713448108     4839    67028 SH       SOLE                                      67028
Pfizer                         COM              717081103     3665   175126 SH       SOLE                                     175126
Proctor & Gamble               COM              742718109     3226    46038 SH       SOLE                                      46038
Provident Energy Tr Unit       COM              74386K104     1581   149112 SH       SOLE                                     149112
Southern Co Com                COM              842587107      201     5653 SH       SOLE                                       5653
Street Tracks Gold Tr Gold Shs COM              863307104    14623   161745 SH       SOLE                                     161745
Tompkins Trust Co Inc Com      COM              890110109      931    18921 SH       SOLE                                      18921
Union Pac Corp Com             COM              907818108      394     3140 SH       SOLE                                       3140
United Healthcare Corp Com     COM              91324P102     3539   102985 SH       SOLE                                     102985
Unitrin Inc Com                COM              913275103      247     7000 SH       SOLE                                       7000
Vanguard Intl Eqty Idx Emr Mkt COM              922042858     5959    63368 SH       SOLE                                      63368
Vanguard Whitehall Fds High Di COM              921946406      600    12718 SH       SOLE                                      12718
Verizon Communications Com     COM              92343V104      283     7751 SH       SOLE                                       7751
Wal-Mart Stores Inc            COM              931142103      243     4612 SH       SOLE                                       4612
Walgreens, Inc.                COM              931422109     1665    43703 SH       SOLE                                      43703
Wrigley                        COM              982526105     4005    63735 SH       SOLE                                      63735
iShares Comex Gold Tr Ishares  COM              464285105     3393    37419 SH       SOLE                                      37419
iShares Gsci Comm Idx Unit Ben COM              46428R107     9188   158805 SH       SOLE                                     158805
iShares Tr Dj Us Energy        COM              464287796      284     2210 SH       SOLE                                       2210
iShares Tr Msci Emerg Mkt      COM              464287234      364     2710 SH       SOLE                                       2710
iShares Tr Msci Val Idx        COM              464288877    18178   277353 SH       SOLE                                     277353
iShares Tr S&P 100 Idx Fd      COM              464287101     6561   106939 SH       SOLE                                     106939
iShares Tr S&P Gbl Energy      COM              464287341    16136   124562 SH       SOLE                                     124562